As filed with the Securities and Exchange Commission on October 3, 2008
Securities Act of 1933 Registration No. 333-147077
Investment Company Act of 1940 Registration No. 811-22140

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [   ]
Post-Effective Amendment No. 5  [X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 7 [X]
(Check appropriate box or boxes)

NETS TRUST
(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street
Chicago, Illinois 60603
(Address of Principal Executive Offices)

800-595-9111
(Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Diana E. McCarthy, Esquire	Craig Carberry, Esq.
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square	Legal Department, M-9
18th and Cherry Streets	50 S. LaSalle Street
Philadelphia, Pennsylvania 19103-6996	Chicago, Illinois 60675

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 13, 2008 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART C

OTHER INFORMATION

Explanatory Note
Designation of New Effective Date for Previously Filed Amendment

This Post Effective Amendment No. 5 is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of designating October 13, 2008 as the new date upon which the Registrant’s Post-Effective Amendment No. 2 shall become effective. Post-Effective Amendment No. 2 was filed on July 9, 2008 and, pursuant to Rule 485(a)(1) of the 1933 Act, was scheduled to become effective on September 22, 2008. Post Effective Amendment No. 4 was filed on September 19, 2008, pursuant to Rule 485(b)(1)(iii) of the 1933 Act to extend the effective date of Post Effective Amendment No. 2 to October 6, 2008.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A and B of the Post Effective Amendment No. 2. Part C is filed herewith.

Item 23. Exhibits

(a)	(1)	Certificate of Trust[1]
	(2)	Agreement and Declaration of Trust[3]
(b)		By-Laws of the Trust[2]
(c)		Not applicable
(d)	(1)	Investment Advisory and Ancillary Services Agreement between the Trust and Northern Trust Investments, N.A.[5]
(e)	(1)	Distribution Agreement between the Trust and the Distributor[4]
	(2)	Form of Participant Agreement[2]
(f)		Not applicable
(g)	(1)	Domestic Custody Agreement between the Trust and JPMorgan Chase Bank, N.A.[3]
	(2)	Global Custody Rider to Domestic Custody Agreement between the Trust and JPMorgan Chase Bank, N.A.[3]
(h)	(1)	Agency Services Agreement between the Trust and JPMorgan Chase Bank, N.A.[3]
	(2)	Fund Service Agreement between the Trust and J.P. Morgan Investor Services Co.[3]
	(3)	Form of Sublicense Agreement between the Trust and Northern Trust Investments, N.A.[2]
	(4)	PFO/Treasurer Services Agreement[5]
(i)	(1)	Opinion of Drinker Biddle & Reath LLP[6]
(j)	(1)	Consent of independent public accounting firm[6]
(k)		Not applicable

(l)		Not applicable
(m)		Not applicable
(n)		Not applicable
(o)		Not applicable
(p)	(1)	Code of Ethics of the Trust[2]
	(2)	Code of Ethics of Northern Trust Investments, N.A.[2]
(q)	(1)	Powers of Attorney[2]

[1]	Incorporated herein by reference to the Initial Registration Statement filed on November 1, 2007.
[2]	Incorporated herein by reference to Pre-Effective Amendment No. 1 filed on February 13, 2008.
[3]	Incorporated herein by reference to Pre-Effective Amendment No. 2 filed on March 17, 2008.
[4]	Incorporated herein by reference to Post-Effective Amendment No. 1 filed on July 9, 2008.
[5]	Incorporated herein by reference to Post-Effective Amendment No. 3 filed on August 26, 2008.
[6]	To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant

      None.

Item 25. Indemnification

      Section 3 of Article IV of the Registrant’s Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of the Registrant’s officers and Trustees under certain circumstances.

      Section 7 of the Investment Advisory and Ancillary Services Agreement between the Registrant and the investment adviser (the “Adviser”) provides for indemnification of the Adviser or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which the Adviser may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is included as Exhibit (d)(1).

      A mutual fund trustee and officer liability policy purchased by the Registrant insures the Registrant and its Trustees and officers, subject to the policy’s coverage limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 26. Business and Other Connections of Investment Advisers

     Northern Trust Investments, N.A. (“NTI”) a wholly-owned subsidiary of The Northern Trust Company (“TNTC”), an Illinois state chartered bank, serves as the investment adviser of the Funds. TNTC is a wholly-owned subsidiary of Northern Trust Corporation, a financial holding company. NTI is located at 50 South LaSalle Street, Chicago, IL 60603. Unless otherwise indicated, NTI and TNTC are referred to collectively as “Northern Trust.”

     Set forth below is a list of officers and directors of NTI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years. Most officers and directors of NTI hold comparable positions with TNTC (other than as director), as indicated below, and certain other officers of NTI hold comparable positions with Northern Trust Bank, N.A., a wholly-owned subsidiary of Northern Trust Corporation. The tables below were provided to the Registrant by the Investment Adviser for inclusion in this Registration Statement.

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Walid T. Abdul Karim,	The Northern Trust Company	Vice President
Vice President

Bradford S. Adams, Jr.,	The Northern Trust Company	Senior Vice President
Senior Vice President

James A. Aitcheson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Darlene Allen,	The Northern Trust Company	Vice President
Vice President

Brayton B. Alley,	The Northern Trust Company	Vice President
Vice President

David M. Alongi,	The Northern Trust Company	Vice President
Vice President

Stephen G. Atkins,	The Northern Trust Company	Vice President
Vice President

Scott R. Ayres,	The Northern Trust Company	Vice President
Vice President

Frederick A. Azar,	The Northern Trust Company	Vice President
Vice President

Richard E. Balon, Jr.,	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Walid S. Bandar,	The Northern Trust Company	Vice President
Vice President

Ellen G. Baras,	The Northern Trust Company	Vice President
Vice President

Andrea C. Barr,	The Northern Trust Company	Vice President
Vice President

Jeremy M. Baskin,	The Northern Trust Company	Senior Vice President
Senior Vice President

Belinda M. Basso,	The Northern Trust Company	Vice President
Vice President

Carl P. Beckman,	The Northern Trust Company	Senior Vice President
Senior Vice President & Treasurer

Gregory S. Behar,	The Northern Trust Company	Vice President
Vice President

Jacquelyn M. Benson,	The Northern Trust Company	Vice President
Vice President

Robert H. Bergson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Timothy P. Blair,	The Northern Trust Company	Vice President
Vice President

Ali K. Bleecker,	The Northern Trust Company	Senior Vice President
Senior Vice President

Eric Vonn Boeckmann,	The Northern Trust Company	Vice President
Vice President

Julia Bristow Briggs,	The Northern Trust Company	Vice President
Vice President

Steven Brodeur,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Kieran Browne,	The Northern Trust Company	Vice President
Vice President

Elizabeth J. Buerckholtz,	The Northern Trust Company	Vice President
Vice President

Martin B. Bukoll,	The Northern Trust Company	Senior Vice President
Senior Vice President

Richard C. Campbell, Jr.,	The Northern Trust Company	Senior Vice President
Senior Vice President

Craig R. Carberry,	The Northern Trust Company	Senior Attorney
Secretary

Christopher W. Carlson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Mark D. Carlson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Robert A. Carlson,	The Northern Trust Company	Vice President
Vice President

Lisa R. Carriere,	The Northern Trust Company	Vice President
Vice President

Keith D. Carroll,	The Northern Trust Company	Vice President
Vice President

Clinton S. Cary,	The Northern Trust Company	Vice President
Vice President

Edward J. Casey,	The Northern Trust Company	Vice President
Vice President

Michael R. Chico,	The Northern Trust Company	Vice President
Vice President

Richard L. Clark,	The Northern Trust Company	Vice President
Vice President

John Sterling Cole II,	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Kevin Anthony Connellan,	The Northern Trust Company	Senior Vice President
Senior Vice President

David A. Corris,	The Northern Trust Company	Vice President
Vice President

Joseph H. Costello,	The Northern Trust Company	Vice President
Vice President

Stephen J. Cousins,	The Northern Trust Company	Vice President
Vice President

John P. Cristello,	The Northern Trust Company	Vice President
Vice President

Alain Cubeles,	The Northern Trust Company	Senior Vice President
Senior Vice President

Susan C. Czochara,	The Northern Trust Company	Vice President
Vice President

Louis R. D’Arienzo,	Northern Trust Bank, N.A.	Vice President
Vice President

James Danaher,	The Northern Trust Company	Vice President
Vice President

Jordan D. Dekhayser,	The Northern Trust Company	Vice President
Vice President

William Dennehy II,	The Northern Trust Company	Vice President
Vice President

Michael C. Dering,	The Northern Trust Company	Vice President
Vice President

Philip S. DeSantis,	The Northern Trust Company	Vice President
Vice President

Timothy J. Detroy,	The Northern Trust Company	Vice President
Vice President

Caroline E. Devlin,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Joseph R. Diehl, Jr.,	The Northern Trust Company	Senior Vice President
Senior Vice President

John C. Doell,	The Northern Trust Company	Vice President
Vice President

Anna Dvinsky Domb,	The Northern Trust Company	Vice President
Vice President

Michael T. Doyle,	The Northern Trust Company	Vice President
Vice President

Peter John Driscoll,	The Northern Trust Company	Vice President
Vice President

Michael J. Drucker,	The Northern Trust Company	Vice President
Vice President

Orie Leslie Dudley, Jr.,	The Northern Trust Company and	Executive Vice President and
Director, Executive	Northern Trust Corporation	Chief Investment Officer
Vice President & CIO

Margret Eva Duvall,	The Northern Trust Company	Vice President
Vice President

Patrick E. Dwyer,	The Northern Trust Company	Vice President
Vice President

Benjamin Easow,	The Northern Trust Company	Vice President
Vice President

Craig Steven Edwards,	The Northern Trust Company	Vice President
Vice President

Michael P. Egizio,	The Northern Trust Company	Vice President
Vice President

Shannon L. Eidson,	The Northern Trust Company	Vice President
Vice President

Deborah S. English,	The Northern Trust Company	Vice President
Vice President

Steven R. Everett,	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Peter, K. Ewing,	The Northern Trust Company	Senior Vice President
Senior Vice President

Rosa E. Fausto,	The Northern Trust Company	Vice President
Vice President

Gregory Fink,	The Northern Trust Company	Senior Vice President
Senior Vice President

David B. Fitchett,	The Northern Trust Company	Vice President
Vice President

Peter J. Flood,	The Northern Trust Company	Senior Vice President
Senior Vice President

Joseph J. Flowers,	The Northern Trust Company	Vice President
Vice President

Carolyn D. Franklin,	The Northern Trust Company	Vice President
Vice President

Lee R. Freitag,	The Northern Trust Company	Vice President
Vice President

Christopher A. Fronk,	The Northern Trust Company	Senior Vice President
Senior Vice President

Sophia S. Gellen,	The Northern Trust Company	Vice President
Vice President

Stephanie L. Geller,	The Northern Trust Company	Senior Vice President
Senior Vice President

Kim Marie Geraghty,	The Northern Trust Company	Former Vice President
Vice President

Jennifer Ann Gerlach,	The Northern Trust Company	Vice President
Vice President

Donna Gingras,	Northern Trust Securities, Inc.	Senior Vice President
Senior Vice President & Controller

Izabella Goldenberg,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Mark C. Gossett,	The Northern Trust Company	Senior Vice President
Director, Senior Vice President
& COO

Katherine D. Graham,	The Northern Trust Company	Senior Vice President
Senior Vice President

Robert S. Gray,	The Northern Trust Company	Senior Vice President
Senior Vice President

Laura Jean Gregg,	The Northern Trust Company	Vice President
Vice President

Michelle D. Griffin,	The Northern Trust Company	Vice President
Vice President

Ann M. Halter,	The Northern Trust Company	Vice President
Vice President

Alice S. Hammer,	The Northern Trust Company	Vice President
Vice President

Scott A. Hammond,	The Northern Trust Company	Vice President
Vice President

Geoffrey M. Hance,	The Northern Trust Company	Senior Vice President
Senior Vice President

William A. Hare,	The Northern Trust Company	Vice President
Vice President

Alec R. Harrell,	The Northern Trust Company	Vice President
Vice President

Nora J. Harris,	The Northern Trust Company	Vice President
Vice President

Philip Dale Hausken,	The Northern Trust Company	Senior Vice President
Senior Vice President

Sheri Barker Hawkins,	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Jennifer A. Heckler,	The Northern Trust Company	Vice President
Vice President

Robert G. Heppell,	The Northern Trust Company	Vice President
Vice President

Stefanie Jaron Hest,	The Northern Trust Company	Vice President
Vice President

Kent C. Hiemenz,	The Northern Trust Company	Senior Vice President
Senior Vice President

Susan Hill,	The Northern Trust Company	Senior Vice President
Senior Vice President

Jackson L. Hockley,	The Northern Trust Company	Senior Vice President
Senior Vice President

Jean-Pierre Holland,	The Northern Trust Company	Vice President
Vice President

Bruce S. Honig,	The Northern Trust Company	Vice President
Vice President

Ylondia M. Hudson,	The Northern Trust Company	Vice President
Vice President

William E. Hyatt,	The Northern Trust Company	Vice President
Vice President

Daniel T. Hynes,	The Northern Trust Company	Vice President
Vice President

Richard J. Inzunza,	The Northern Trust Company	Vice President
Vice President

John W. Iwanicki,	The Northern Trust Company	Senior Vice President
Senior Vice President

Tamara L. Jackson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Peter M. Jacobs,	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Chrisopher J. Jaeger,	The Northern Trust Company	Vice President
Vice President

Amy L. Johnson,	The Northern Trust Company	Vice President
Vice President

Barbara M. Johnston,	The Northern Trust Company	Vice President
Vice President

Lucia A. Johnston,	The Northern Trust Company	Vice President
Vice President

Evangeline Mendoza Joves,	The Northern Trust Company	Vice President
Vice President

David P. Kalis,	The Northern Trust Company	Senior Vice President
Senior Vice President

Kathleen Kalp,	The Northern Trust Company	Senior Vice President
Senior Vice President

Ann F. Kanter,	The Northern Trust Company	Vice President
Vice President

Kendall Lee Kay,	The Northern Trust Company	Senior Vice President
Senior Vice President

Archibald E. King III,	The Northern Trust Company	Senior Vice President
Senior Vice President

Deborah L. Koch,	The Northern Trust Company	Vice President
Vice President

John A. Konstantos,	The Northern Trust Company	Vice President
Vice President

Konstantinos S. Kordalis,	The Northern Trust Company	Vice President
Vice President

Donald H. Korytowski,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Nikolas Kotsogiannis,	The Northern Trust Company	Vice President
Vice President

Michael R. Kovacs,	The Northern Trust Company	Vice President
Vice President

Michael L. Krauter,	The Northern Trust Company	Vice President
Vice President

Kevin R. Kresnicka,	The Northern Trust Company	Vice President
Vice President

John L. Krieg,	The Northern Trust Company	Senior Vice President
Senior Vice President

David Lamb,	The Northern Trust Company	Vice President
Vice President

Heather M. Letts,	The Northern Trust Company	Vice President
Vice President

Dustin A. Lewellyn,	The Northern Trust Company	Vice President
Vice President

Julie M. Loftus,	The Northern Trust Company	Vice President
Vice President

Lyle Logan,	The Northern Trust Company	Executive Vice President
Director & Executive Vice President

Jeanne M. Ludwig,	The Northern Trust Company	Vice President
Vice President

Mary Lukic,	The Northern Trust Company	Vice President
Vice President

Lisa Ann Lupi,	The Northern Trust Company	Vice President
Vice President

Cary J .Lyne,	The Northern Trust Company	Senior Vice President
Senior Vice President

William A. Lyons,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Stella Mancusi,	The Northern Trust Company	Vice President
Vice President

George P. Maris,	The Northern Trust Company	Senior Vice President
Senior Vice President

Daniel James Marshe,	The Northern Trust Company	Vice President
Vice President

Deborah A. Mastuantuono,	The Northern Trust Company	Vice President
Vice President

Peter L. Matteucci,	The Northern Trust Company	Vice President
Vice President

Mary Jane McCart,	The Northern Trust Company	Senior Vice President
Senior Vice President

James D. McDonald,	The Northern Trust Company	Senior Vice President
Senior Vice President

Lisa M. McDougal,	The Northern Trust Company	Vice President
Vice President

Douglas J. McEldowney,	The Northern Trust Company	Vice President
Vice President

Timothy T. McGregor,	The Northern Trust Company	Senior Vice President
Senior Vice President

David K. McHugh,	The Northern Trust Company	Senior Vice President
Senior Vice President

Melinda S. Mecca,	The Northern Trust Company	Senior Vice President
Senior Vice President

Ashish R. Mehta,	The Northern Trust Company	Vice President
Vice President

Marilyn J. Meservey,	The Northern Trust Company	Vice President
Vice President & Asst. Treasurer

Peter M. Michaels,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

John P. Mirante,	The Northern Trust Company	Vice President
Vice President

Tomothy A. Misik,	The Northern Trust Company	Vice President
Vice President

James L. Mitchell,	The Northern Trust Company	Vice President
Vice President

Scott O. Muench,	Northern Trust Bank, N.A.	Vice President
Vice President

Shaun D. Murphy,	The Northern Trust Company	Senior Vice President
Senior Vice President

Matthew L. Myre,	The Northern Trust Company	Vice President
Vice President

Curtis A. Nass,	The Northern Trust Company	Vice President
Vice President

Charles J. Nellans,	The Northern Trust Company	Vice President
Vice President

Daniel J. Nelson,	The Northern Trust Company	Vice President
Vice President

Eric D. Nelson,	The Northern Trust Company	Vice President
Vice President

Greg M. Newman,	The Northern Trust Company	Vice President
Vice President

William M. Nickey III,	The Northern Trust Company	Vice President
Vice President

Thomas E. O’Brien,	The Northern Trust Company	Vice President
Vice President

Eileen M. O’Connor,	The Northern Trust Company	Vice President
Vice President

Kevin J. O’Shaughnessy,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Matthew Peron,	The Northern Trust Company	Senior Vice President
Senior Vice President

Daniel J. Personette,	The Northern Trust Company	Vice President
Vice President

Daniel J. Phelan,	The Northern Trust Company	Vice President
Vice President

Jonathan S. Pincus,	The Northern Trust Company	Vice President
Vice President

Donald R. Pollak,	The Northern Trust Company	Senior Vice President
Senior Vice President

Ofelia M. Potter,	The Northern Trust Company	Vice President
Vice President

Stephen N. Potter,	The Northern Trust Company	Director
Director

Nancy Prezioso Babich,	The Northern Trust Company	Vice President
Vice President

Katie D. Pries,	The Northern Trust Company	Senior Vice President
Senior Vice President

Patrick D. Quinn,	The Northern Trust Company	Vice President
Vice President

Andrew F. Rakowski,	The Northern Trust Company	Vice President
Vice President

Chad M. Rakvin,	The Northern Trust Company	Senior Vice President
Senior Vice President

Brent D. Reeder,	The Northern Trust Company	Senior Vice President
Senior Vice President

Jacqueline R. Reller,	The Northern Trust Company	Vice President
Vice President

Donna Lee Renaud,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Kristina Anne Richardson,	The Northern Trust Company	Vice President
Vice President

Alan W. Robertson,	The Northern Trust Company	Senior Vice President
Director & Senior Vice President

Colin A. Robertson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Heather Parkes Rocha,	The Northern Trust Company	Vice President
Vice President

Duane Scott Rocheleau,	The Northern Trust Company	Senior Vice President
Senior Vice President

Theresa M. Rowohlt,	The Northern Trust Company	Vice President
Vice President

Lori Rae Runquist,	The Northern Trust Company	Senior Vice President
Senior Vice President

John D. Ryan,	The Northern Trust Company	Vice President
Vice President

Alexander D. Ryer,	The Northern Trust Company	Vice President
Vice President

Joyce St. Clair,	The Northern Trust Company	Executive Vice President
Director

Steven J. Santiccioli,	The Northern Trust Company	Vice President
Vice President

Steven A. Schoenfeld,	The Northern Trust Company	Senior Vice President
Senior Vice President

Eric K. Schweitzer,	The Northern Trust Company	Senior Vice President
Senior Vice President

Guy J. Sclafani,	The Northern Trust Company	Vice President
Vice President

Richard Raymond Seward,	The Northern Trust Company	Senior Vice President
Senior Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Vernessa Sewell,	The Northern Trust Company	Vice President
Vice President

Christopher D. Shipley,	The Northern Trust Company	Vice President
Vice President

John D. Skjervem,	The Northern Trust Company	Senior Vice President
Senior Vice President

Stephen P. Sliney,	The Northern Trust Company	Vice President
Vice President

Mark C. Sodergren,	The Northern Trust Company	Vice President
Vice President

Theodore T. Southworth,	The Northern Trust Company	Senior Vice President
Senior Vice President

Carol J. Spartz,	The Northern Trust Company	Vice President
Vice President

Allison Walpole Stewart,	The Northern Trust Company	Vice President
Vice President

Colin S. Stewart,	Northern Trust Securities, Inc.	Vice President
Vice President

Kurt S. Stoeber,	The Northern Trust Company	Vice President
Vice President

Peter C. Stournaras,	The Northern Trust Company	Senior Vice President
Senior Vice President

Robert N. Streed,	The Northern Trust Company	Senior Vice President
Senior Vice President

Carol H. Sullivan,	The Northern Trust Company	Senior Vice President
Senior Vice President

Kevin P. Sullivan,	The Northern Trust Company	Vice President
Vice President

Carolyn B. Szaflik,	Northern Trust Bank, N.A.	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Jon E. Szostak II,	The Northern Trust Company	Vice President
Vice President

Frank D. Szymanek,	The Northern Trust Company	Senior Vice President
Senior Vice President

Brad L. Taylor,	The Northern Trust Company	Vice President
Vice President

James C. Taylor,	The Northern Trust Company	Vice President
Vice President

Sunitha C. Thomas,	The Northern Trust Company	Vice President
Vice President

Jane W. Thompson,	The Northern Trust Company	Senior Vice President
Senior Vice President

Jennifer Kamp Trethaway,	The Northern Trust Company	Executive Vice President
Executive Vice President

Betsy Licht Turner,	The Northern Trust Company	Senior Vice President
Senior Vice President

Matthew R. Tushman,	The Northern Trust Company	Senior Vice President
Senior Vice President

David J. Unger,	The Northern Trust Company	Vice President
Vice President

Christopher W. Van Alstyne,	The Northern Trust Company	Vice President
Vice President

Brett A. Varchetto,	The Northern Trust Company	Vice President
Vice President

Michael A. Vardas,	The Northern Trust Company	Senior Vice President
Director & Senior Vice President

Richard Allan Vigsnes II,	The Northern Trust Company	Senior Vice President
Senior Vice President

Jens A. Vinje,	The Northern Trust Company	Vice President
Vice President

Name and Position with Investment	Name of Other Company	Position with Other Company
Adviser (NTI)

Frederick H. Waddell,	The Northern Trust Company	President C&IS
Director & President & CEO

Sharon M. Walker,	Northern Trust Bank, N.A.	Vice President
Vice President

Jeff M. Warland,	The Northern Trust Company	Vice President
Vice President

Scott B. Warner,	The Northern Trust Company	Vice President
Vice President

Lloyd A. Wennlund,	The Northern Trust Company	Executive Vice President
Director and Executive	Northern Trust Securities, Inc.	President
Vice President

Anthony E. Wilkins,	The Northern Trust Company	Senior Vice President
Senior Vice President

Thomas C. Williams,	The Northern Trust Company	Vice President
Vice President

Marie C. Winters,	The Northern Trust Company	Vice President
Vice President

Joseph E. Wolfe,	The Northern Trust Company	Vice President
Vice President

Kai Yee Wong,	Northern Trust Bank, N.A.	Vice President
Vice President

Mary Kay Wright,	The Northern Trust Company	Vice President
Vice President

Matthew C. Wruck,	The Northern Trust Company	Vice President
Vice President

Item 27. Principal Underwriters

(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	American Beacon Funds
2.	American Beacon Mileage Funds
3.	American Beacon Select Funds
4.	Henderson Global Funds
5.	Ironwood Series Trust
6.	Bridgeway Funds, Inc.
7.	Monarch Funds
8.	Century Capital Management Trust
9.	Sound Shore Fund, Inc.
10.	Forum Funds
11.	Hirtle Callaghan Trust
12.	Central Park Group Multi-Event Fund
13.	The CNL Funds
14.	PMC Funds, Series of the Trust for Professional Managers
15.	SPA ETF Trust
16.	FocusShares Trust
17.	The Japan Fund, Inc.
18.	Wintergreen Fund, Inc.
19.	RevenueShares ETF Trust

(b)	The following officers of Foreside Fund Services, LLC, the Registrant’s underwriter, hold the following positions with the Registrant. Their business address is Three Canal Plaza, Portland, Maine 04101.

Name	Position with Underwriter	Position with
Registrant
Mark S. Redman	President	None

Richard J. Berthy	Vice President and	None
Treasurer

Nanette K. Chern	Chief Compliance Officer	None
and Vice President

Mark A. Fairbanks	Deputy Chief Compliance	None
Officer, Vice President

Jennifer E. Hoopes	Secretary	None

Item 28. Location of Accounts and Records

     The Agreement and Declaration of Trust, By-Laws and minute books of the Registrant are in the physical possession of J.P. Morgan Investor Services Co., 73 Tremont Street, Boston, MA 02108. Records for Foreside Fund Services, LLC, the distributor, are located at Three Canal Plaza, Portland, ME 04101. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60603 and NTI, 50 S. LaSalle Street, Chicago Illinois 60603.

Item 29. Management Services

      Not Applicable.

Item 30. Undertakings

      Not Applicable.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post Effective Amendment No. 5 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 3rd day of October 2008.

NETS TRUST

By:	/s/ Michael A. Vardas, Jr.
Michael A. Vardas, Jr.
President

      Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 5 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Michael A. Vardas, Jr.	President (Principal	October 3, 2008
Michael A. Vardas, Jr.	Executive Officer) and Trustee

/s/ Trudance L.C. Bakke	Treasurer (Principal	October 3, 2008
Trudance L.C. Bakke	Financial Officer and
Principal Accounting
Officer)

*	Trustee	October 3, 2008
John J. Masterson

*	Trustee	October 3, 2008
Theodore A. Olsen

*	Trustee	October 3, 2008
Ralph F. Vitale

* /s/ Diana E. McCarthy
Diana E. McCarthy Attorney-In-Fact, pursuant to power of attorney

CERTIFICATE

The undersigned Assistant Secretary for NETS Trust (the “Trust”) hereby certifies that the Board of Trustees of the Trust duly adopted the following resolution at a meeting of the Board held on November 14, 2007.

RESOLVED, that the Form of Power of Attorney presented to this meeting appointing Craig R. Carberry, Diana E. McCarthy, Peter K. Ewing and Michael A. Vardas, Jr. as attorneys in-fact for the Trust with regard to all filings and amendments to the Trust’s Registration Statement with the Securities and Exchange Commission made by the Trust be, and it hereby is, approved.

Dated: October 3, 2008
/s/ Diana E. McCarthy
Diana E. McCarthy
Assistant Secretary